ACCOUNTING POLICIES - Change in accounting policy (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of changes in accounting estimates [line items]
Interest and similar income		£ 6,403	£ 5,780
Interest expense and similar charges		(4,034)	(3,586)
Net interest income		2,369	2,194
Fee and commission income		401	363
Fee and commission expense		(219)	(219)
Net fee and commission income		182	144
Other operating income		31	13
Regulatory fees and levies	[1]	(83)	(93)
Net operating income	[1]	2,499	2,258
Operating expenses before credit impairment charges, restructuring and specific provisions	[1]	(1,339)	(1,315)
Credit impairment charges		(277)	(105)
Restructuring and specific provisions	[1]	(366)	(92)
Total credit impairment charges, restructuring and specific provisions		(643)	(197)
Profit before tax		517	746
Tax on profit		(143)	(195)
Profit after tax		£ 374	551
As originally published
Disclosure of changes in accounting estimates [line items]
Interest and similar income			5,780
Interest expense and similar charges			(3,586)
Net interest income			2,194
Fee and commission income			363
Fee and commission expense			(219)
Net fee and commission income			144
Other operating income			13
Regulatory fees and levies			0
Net operating income			2,351
Operating expenses before credit impairment charges, restructuring and specific provisions			(1,252)
Credit impairment charges			(105)
Restructuring and specific provisions			(248)
Total credit impairment charges, restructuring and specific provisions			(353)
Profit before tax			746
Tax on profit			(195)
Profit after tax			551
Change
Disclosure of changes in accounting estimates [line items]
Interest and similar income			0
Interest expense and similar charges			0
Net interest income			0
Fee and commission income			0
Fee and commission expense			0
Net fee and commission income			0
Other operating income			0
Regulatory fees and levies			(93)
Net operating income			(93)
Operating expenses before credit impairment charges, restructuring and specific provisions			(63)
Credit impairment charges			0
Restructuring and specific provisions			156
Total credit impairment charges, restructuring and specific provisions			156
Profit before tax			0
Tax on profit			0
Profit after tax			£ 0

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.